Interest in Associates - Summary of Principal Associates (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [line items]
Share of net assets		¥ 3,322		¥ 3,181	[1]
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of associates [line items]
Place of establishment/operation	[2]	PRC
Group's effective interest		48.59%	[2]	33.98%
Proportion of ownership interest held by The Company	[2]	41.81%
Proportion of ownership interest held by Subsidiaries	[2]	6.78%
Proportion of voting rights held by the Group	[2]	48.59%
Principal activity	[2]	Provision of airlines financial services
Sichuan Airlines Co., Ltd [member]
Disclosure of associates [line items]
Place of establishment/operation		PRC
Group's effective interest		39.00%
Proportion of ownership interest held by The Company		39.00%
Proportion of ownership interest held by Subsidiaries		0.00%
Proportion of voting rights held by the Group		39.00%
Principal activity		Airline transportation
Southern Airlines Culture And Media Co., Ltd. [member]
Disclosure of associates [line items]
Place of establishment/operation		PRC
Group's effective interest		40.00%
Proportion of ownership interest held by The Company		40.00%
Proportion of ownership interest held by Subsidiaries		0.00%
Proportion of voting rights held by the Group		40.00%
Principal activity		Advertising services
Shenyang Konggang Logistic Co.,Ltd [Member]
Disclosure of associates [line items]
Place of establishment/operation		PRC
Group's effective interest		42.80%
Proportion of ownership interest held by The Company		42.80%
Proportion of ownership interest held by Subsidiaries		0.00%
Proportion of voting rights held by the Group		42.80%
Principal activity		Ground services
Xinjiang Civil Aviation Property Management Limited [member]
Disclosure of associates [line items]
Place of establishment/operation		PRC
Group's effective interest		42.80%
Proportion of ownership interest held by The Company		42.80%
Proportion of ownership interest held by Subsidiaries		0.00%
Proportion of voting rights held by the Group		42.80%
Principal activity		Property management

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	In March 2019, the Group made capital injection of RMB500 million into SA Finance, and the share of equity interest held by the Group increased from 33.98% to 48.59%;